FINANCIAL INCOME, NET (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Financial income:
Interest income on short-term deposits	$ (23)	$ (54)
Revaluation of warrants related to share purchase agreement		(22)
Foreign currency adjustments gains and other	$ (59)	(4)
Total financial income	(82)	(80)
Financial expenses:
Bank and interest expenses	37	$ 16
Revaluation of warrants related to share purchase agreement	4
Total financial expenses	41	$ 16
Total financial income, net	$ (41)	$ (64)